FAIR VALUE MEASUREMENTS (Details)		3 Months Ended		9 Months Ended
	Aug. 02, 2024 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)
FAIR VALUE MEASUREMENTS
Change in fair value of convertible notes		$ 1,600,000			$ 1,600,000
Measurement input		11.36		11.36
Discount rate		20.00%		20.00%
Stock price | $ / shares		$ 1.15		$ 1.15
Exercise price | shares		1		1
Remaining term				3 months
Risk free interest rate				4.40%
Annualized volatility		37.17%		37.17%
Fair value		$ 800,000		$ 800,000
Outstanding on the convertible note		$ 3,630,000		$ 3,630,000
Agreement term | $ / shares		$ 2		$ 2
Valuation discount		17.00%		17.00%
Shares outstanding agreement | shares	3,288,466			2,527,805
Share settlement	85.00%	85.00%		85.00%
2022 Convertible Notes
FAIR VALUE MEASUREMENTS
Fair value measurement input, discount rate		0.15		0.15
Change in fair value of convertible notes		$ 1,400,000	$ (84,000,000)	$ 1,600,000	$ (200,000)
2024 Convertible Notes
FAIR VALUE MEASUREMENTS
Debt instrument convertible conversion price | $ / shares		$ 1		$ 1
Term for conversion of debt instrument				90 days